Finance Cost	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
FINANCE COST
28	FINANCE COST

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Interest expenses on:
Bank borrowings	3,040	2,250	-
Lease liabilities	6,601	7,231	32,750
Other borrowings	10,145	122,421	104,244
Convertible notes	-	-	483,000
Bank charges for investment securities	389	10	-
Total	20,175	131,912	619,994